Taxes (Details 4) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
VAT	$ 404,427	$ 499,658
Income tax	528,242	814,217
Others	200,781	208,187
Total	$ 1,133,450	$ 1,522,062